INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Significant Components of the Provision for Income Tax Benefit (Expense)
Significant components of the provision for income tax benefit (expense) are as follows:

(In thousands)	Years Ended December 31,
	2017	2016	2015
Current - federal	$(87)	$—	$(270)
Current - foreign	(29,403)	(43,743)	(42,725)
Current - state	(1,377)	(1,731)	(1,046)
Total current expense	(30,867)	(45,474)	(44,041)

Deferred - federal	306,078	(89,049)	(8,025)
Deferred - foreign	(2,548)	56,048	2,685
Deferred - state	7,555	976	(562)
Total deferred benefit (expense)	311,085	(32,025)	(5,902)
Income tax benefit (expense)	$280,218	$(77,499)	$(49,943)

Significant Components of Deferred Tax Liabilities and Assets
Significant components of the Company’s deferred tax liabilities and assets as of December 31, 2017 and 2016 are as follows:

(In thousands)	December 31,	December 31,
	2017	2016
Deferred tax liabilities:
Intangibles and fixed assets	$507,625	$804,750
Equity in earnings	2,106	2,816
Other	14,058	16,971
Total deferred tax liabilities	523,789	824,537
Deferred tax assets:
Accrued expenses	16,927	19,458
Net operating loss carryforwards	229,398	257,613
Bad debt reserves	3,656	3,364
Due from iHeartCommunications	202,461	—
Other	24,124	38,128
Total deferred tax assets	476,566	318,563
Less: Valuation allowance	274,219	136,039
Net deferred tax assets	202,347	182,524
Net deferred tax liabilities	$321,442	$642,013

Schedule of Income (Loss) Before Income Taxes
Income (loss) before income taxes:

(In thousands)	Years Ended December 31,
	2017	2016	2015
US	$(942,297)	$182,258	$(69,819)
Foreign	35,869	53,118	61,047
Total income (loss) before income taxes	$(906,428)	$235,376	$(8,772)

Reconciliation of Income Tax Computed at the U.S. Federal Statutory Rates to Income Tax Benefit
The reconciliation of income tax computed at the U.S. federal statutory rates to income tax benefit is:

(In thousands)	Years Ended December 31,
	2017		2016		2015
	Amount	Percent	Amount	Percent	Amount	Percent
Income tax benefit (expense) at statutory rates	$317,250	35.0%	$(82,382)	35.0%	$3,070	35.0%
State income taxes, net of federal tax effect	23,378	2.6%	(4,602)	2.0%	2,238	25.5%
Foreign income taxes	(19,409)	(2.1)%	(23,555)	9.9%	(18,686)	(213.0)%
Nondeductible items	(646)	(0.1)%	(687)	0.3%	(754)	(8.6)%
Changes in valuation allowance and other estimates	(148,389)	(16.4)%	34,597	(14.7)%	(33,684)	(384.0)%
U.S. tax reform	228,010	25.2%	—	—%	—	—%
U.S. rate differential on impairment of related party note	(115,755)	(12.8)%	—	—%	—	—%
Other, net	$(4,221)	(0.5)%	$(870)	0.4%	$(2,127)	(24.2)%
Income tax benefit (expense)	$280,218	30.9%	$(77,499)	32.9%	$(49,943)	(569.3)%

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(In thousands)	Years Ended December 31,
Unrecognized Tax Benefits	2017	2016
Balance at beginning of period	$37,174	$39,908
Increases for tax position taken in the current year	4,327	7,838
Increases for tax positions taken in previous years	2,165	2,199
Decreases for tax position taken in previous years	(499)	(6,148)
Decreases due to settlements with tax authorities	(225)	(717)
Decreases due to lapse of statute of limitations	(8,511)	(5,906)
Balance at end of period	$34,431	$37,174